Deferred Expenses and Non-Current Investments (Details) - Schedule of subscriber acquisition assets - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost
Acquisition assets	₪ 333	₪ 196
Additions	130	164
Disposals	(25)	(27)
Acquisition assets	438	333
Amortization and impairment losses
Amortization and impairment losses	191	81
Depreciation	112	108
Disposals	(25)	(27)
Impairment loss		29
Amortization and impairment losses	278	191
Carrying amount
Acquisition assets	₪ 160	₪ 142	₪ 115